Fair Value of Financial Instruments - Summary of Changes in Level 3 Instruments Carried at Fair Value (Detail) - Level 3 [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	$ 916
Gains/(losses) recorded in income	289
Gains/(losses) recorded in OCI	41
Purchases/ Issuances	125
Sales/ Settlements	(223)
Transfers into/out of Level 3	103
Fair value, ending balance	1,251	$ 916
Change in unrealized gains/(losses)recorded in income for instruments still held	283
Derivative financial instruments [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	(12)
Gains/(losses) recorded in income	(4)
Purchases/ Issuances	(62)
Sales/ Settlements	51
Transfers into/out of Level 3	28
Fair value, ending balance	1	(12)
Change in unrealized gains/(losses)recorded in income for instruments still held	(4)
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Gains/(losses) recorded in income	(2)
Purchases/ Issuances	(101)
Transfers into/out of Level 3	(36)
Fair value, ending balance	(139)
Change in unrealized gains/(losses)recorded in income for instruments still held	(2)
Precious metals [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Gains/(losses) recorded in income		1
Purchases/ Issuances		23
Sales/ Settlements		(24)
Trading assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	18	18
Gains/(losses) recorded in income	7	6
Purchases/ Issuances	28	22
Sales/ Settlements	(94)	(28)
Transfers into/out of Level 3	82
Fair value, ending balance	41	18
Change in unrealized gains/(losses)recorded in income for instruments still held	1
Trading assets [member] | Corporate and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	18
Gains/(losses) recorded in income	7
Purchases/ Issuances	28
Sales/ Settlements	(22)
Transfers into/out of Level 3	9
Fair value, ending balance	40	18
Change in unrealized gains/(losses)recorded in income for instruments still held	1
Trading assets [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Sales/ Settlements	(72)
Transfers into/out of Level 3	73
Fair value, ending balance	1
Investment securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	910	920
Gains/(losses) recorded in income	288	13
Gains/(losses) recorded in OCI	41	7
Purchases/ Issuances	260	257
Sales/ Settlements	(180)	(259)
Transfers into/out of Level 3	29	(28)
Fair value, ending balance	1,348	910
Change in unrealized gains/(losses)recorded in income for instruments still held	288
Investment securities [member] | Other foreign governments debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	23
Gains/(losses) recorded in OCI	(6)
Fair value, ending balance	17	23
Investment securities [member] | Corporate and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	23
Gains/(losses) recorded in income	1
Gains/(losses) recorded in OCI	(4)
Purchases/ Issuances	7
Fair value, ending balance	27	23
Change in unrealized gains/(losses)recorded in income for instruments still held	1
Investment securities [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	864
Gains/(losses) recorded in income	287
Gains/(losses) recorded in OCI	51
Purchases/ Issuances	253
Sales/ Settlements	(180)
Transfers into/out of Level 3	29
Fair value, ending balance	1,304	864
Change in unrealized gains/(losses)recorded in income for instruments still held	287
Derivative financial assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	(12)	(60)
Gains/(losses) recorded in income		14
Purchases/ Issuances		(21)
Sales/ Settlements		32
Transfers into/out of Level 3		23
Fair value, ending balance		(12)
Derivative financial assets [member] | Interest rate contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	4
Gains/(losses) recorded in income	(1)
Purchases/ Issuances	10
Sales/ Settlements	(9)
Transfers into/out of Level 3	(3)
Fair value, ending balance	1	4
Change in unrealized gains/(losses)recorded in income for instruments still held	(1)
Derivative financial assets [member] | Equity contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	3
Gains/(losses) recorded in income	4
Purchases/ Issuances	12
Transfers into/out of Level 3	2
Fair value, ending balance	21	3
Change in unrealized gains/(losses)recorded in income for instruments still held	4
Interest rate contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	(17)
Gains/(losses) recorded in income	(11)
Purchases/ Issuances	(70)
Sales/ Settlements	60
Transfers into/out of Level 3	23
Fair value, ending balance	(15)	(17)
Change in unrealized gains/(losses)recorded in income for instruments still held	(11)
Equity contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	(2)
Gains/(losses) recorded in income	4
Purchases/ Issuances	(14)
Transfers into/out of Level 3	6
Fair value, ending balance	(6)	$ (2)
Change in unrealized gains/(losses)recorded in income for instruments still held	$ 4